Commitments and Contingencies (Details) - Schedule of future payments for employment agreements	Dec. 31, 2022 USD ($)
Schedule Of Future Payments For Employment Agreements Abstract
2023	$ 1,250,035
2024	838,984
2025	820,002
2026	136,667
Total minimum payment required	$ 3,045,688